Derivatives - Hedge ineffectiveness recognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items
Hedging ineffectiveness	£ 24	£ 48	£ (65)
Fair value hedging
Disclosure of detailed information about hedged items
Gains/(losses) on the hedged items attributable to the hedged risk	877	610	54
(Losses)/gains on the hedging instruments	(875)	(585)	(7)
Hedging ineffectiveness	2	25	47
Cash flow hedging
Disclosure of detailed information about hedged items
Hedging ineffectiveness	22	23	(112)
Cash flow hedging | Interest rate contracts
Disclosure of detailed information about hedged items
Hedging ineffectiveness	£ 22	£ 23	£ (112)